Filed with the U.S. Securities and Exchange Commission on July 10, 2019
Securities Act File No. 002-17226
Investment Company Act File No. 811-00994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 121	[x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83	[x]

(Check appropriate box or boxes)

RMB INVESTORS TRUST
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Name and Address of Agent for Service of Process)
Copies of Communications to:

Joseph M. Mannon
Vedder Price
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective

[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 121 to the Registration Statement of RMB Investors Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 120 on Form N-1A filed June 21, 2019. This PEA No. 121 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summaries first provided in Post-Effective Amendment No. 120 to the Trust’s Registration Statement for its series: RMB Small Cap Fund, RMB SMID Cap Fund, and RMB Dividend Growth Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 121 to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 10th day of July, 2019.

RMB Investors Trust (Registrant) By: /s/ Walter H. Clark Walter H. Clark President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 121 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date
/s/ Walter H. Clark Walter H. Clark	President	July 10, 2019
/s/ Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	July 10, 2019
Peter Borish* Peter Borish	Trustee	July 10, 2019
William F. Connell* William F. Connell	Trustee	July 10, 2019
Margaret M. Eisen* Margaret M. Eisen	Trustee	July 10, 2019
Robert Sabelhaus* Robert Sabelhaus	Trustee	July 10, 2019
James M. Snyder* James M. Snyder	Trustee	July 10, 2019
*By: /s/ Walter H. Clark
Walter H. Clark, Attorney-in-fact pursuant to powers of attorney filed with post-effective amendment No. 109 and 120 to the Registration Statement.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE